Cover	Oct. 01, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 01, 2024
Entity Registrant Name	CAMDEN PROPERTY TRUST
Entity Incorporation, State or Country Code	TX
Entity File Number	1-12110
Entity Tax Identification Number	76-6088377
Entity Address, Address Line One	11 Greenway Plaza, Suite 2400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	(713)
Local Phone Number	354-2500
Written Communications	false
Entity Central Index Key	0000906345
Amendment Flag	false
Title of 12(b) Security	Common shares of beneficial interest, par value $0.01 per share
Trading Symbol	CPT
Security Exchange Name	NYSE
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false